Equity	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Disclosure of equity [Text block]

17Equity

Common shares

As of December 31, 2019, authorized common shares consist of 2 billion shares (December 31, 2018: 2 billion; December 31, 2017: 2 billion) and the issued and fully paid share capital consists of 896,733,721 common shares, each share having a par value of EUR 0.20 (December 31, 2018: 926,195,539; December 31, 2017: 940,909,027).

Preference shares

As a means to protect the Company and its stakeholders against an unsolicited attempt to obtain (de facto) control of the Company, the General Meeting of Shareholders in 1989 adopted amendments to the Company’s articles of association that allow the Board of Management and the Supervisory Board to issue (rights to acquire) preference shares to a third party. The ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the Company. Such right has not been exercised as of December 31, 2019 and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2019 (December 31, 2018: 2 billion; December 31, 2017: 2 billion).

Options, restricted and performance shares

The Company has granted stock options on its common shares and rights to receive common shares in the future (see Share-based compensation).

Treasury shares

In connection with the Company’s share repurchase programs (see next paragraph: Share repurchase methods for share-based compensation plans and capital reduction purposes), shares which have been repurchased and are held in Treasury for the purpose of (i) delivery upon exercise of options, restricted and performance share programs, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

When treasury shares are reissued under the Company’s option plans, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are reissued under the Company’s share plans, the difference between the market price of the shares issued and the cost is recorded in retained earnings, the market price is recorded in capital in excess of par value.

The following table shows the movements in the outstanding number of shares over the last three years:

Philips Group

Outstanding number of shares

2017 - 2019

	2017	2018	2019
Balance as of January 1	922,436,563	926,191,723	914,184,087
Dividend distributed	11,264,163	9,533,223	9,079,538
Purchase of treasury shares	(19,841,595)	(31,993,879)	(40,390,495)
Re-issuance of treasury shares	12,332,592	10,453,020	8,100,660
Balance as of December 31	926,191,723	914,184,087	890,973,790

The following transactions took place resulting from employee option and share plans:

Philips Group

Employee option and share plan transactions

2017 - 2019

	2017	2018	2019
Shares acquired	15,222,662	8,226,101	5,497,675
Average market price	EUR 31.81	EUR 32.59	EUR 34.25
Amount paid	EUR 484 million	EUR 268 million	EUR 188 million
Shares delivered	12,332,592	10,453,020	8,100,660
Average price (FIFO)	EUR 27.07	EUR 32.66	EUR 32.87
Cost of delivered shares	EUR 334 million	EUR 341 million	EUR 266 million
Total shares in treasury at year-end	10,098,371	7,871,452	5,268,467
Total cost	EUR 331 million	EUR 258 million	EUR 180 million

In order to reduce share capital, the following transactions took place:

Philips Group

Share capital transactions

2017 - 2019

	2017	2018	2019
Shares acquired	4,618,933	23,767,778	34,892,820
Average market price	EUR 32.47	EUR 32.58	EUR 34.29
Amount paid	EUR 150 million	EUR 774 million	EUR 1,196 million
Cancellation of treasury shares (shares)		24,246,711	38,541,356
Cancellation of treasury shares (EUR)		EUR 783 million	EUR 1,316 million
Total shares in treasury at year-end	4,618,933	4,140,000	491,464
Total cost	EUR 150 million	EUR 141 million	EUR 22 million

Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 1,376 million. A cash inflow of EUR 58 million from treasury shares mainly includes settlements of share-based compensation plans.

Share repurchase methods for share-based compensation plans and capital reduction purposes

During 2019, Royal Philips repurchased shares for share-based compensation plans and capital reduction purposes via three different methods: (i) share buy-back repurchases in the open market via an intermediary (ii) repurchase of shares via forward contracts for future delivery of shares (iii) the unwinding of call options on own shares. In 2019, Royal Philips also used methods (i) and (ii) to repurchase shares for capital reduction purposes.

Forward share repurchase contracts

In order to hedge commitments under share-based compensation plans, Philips entered into three forward contracts in the last quarter of 2018, involving 10,000,000 shares with a settlement date varying between October 2019 and November 2021 and a weighted average forward price of EUR 31.89. A total of 4,000,000 shares were acquired through forward contracts that were settled in the fourth quarter of 2019, which resulted in a EUR 130 million increase in retained earnings against treasury shares. As of December 31, 2019, 6,000,000 forward contracts connected to share-based compensation plans were outstanding.

In order to reduce its share capital, Royal Philips also entered into six forward contracts in 2017. The forward contacts involved 31,020,000 shares with a settlement date varying between October 2018 and June 2019 and a weighted average forward price of EUR 32.22. In 2019, 18,600,000 forward contracts were exercised resulting in a EUR 576 million increase in Retained earnings against Treasury shares. As of December 31, 2018, 18,600,000 were outstanding.

As of December 31, 2019, there were no forward contracts connected to share capital reductions outstanding. For further information on the forward contracts please refer to Debt.

Share call options

During 2016 Philips bought EUR and USD-denominated call options to hedge options granted under share-based compensation plans before 2013.

In 2019, the company unwound 855,039 EUR-denominated and 642,636 USD-denominated call options against the transfer of the same number of Royal Philips shares (1,497,675 shares) and an additional EUR 30 million cash payment to the buyer of the call options.

The number of outstanding EUR denominated options were 1,168,600 and USD-denominated options were 1,127,582, as of December 31, 2019.

Dividend distribution

2019

In June 2019, Philips settled a dividend of EUR 0.85 per common share, representing a total value of EUR 775 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 42% of the shareholders elected for a share dividend, resulting in the issuance of 9,079,538 new common shares. The settlement of the cash dividend involved an amount of EUR 453 million (including costs).

A proposal will be submitted to the 2020 Annual General Meeting of Shareholders to pay a dividend of EUR 0.85 per common share, in cash or shares at the option of the shareholders, against the net income of the Company for 2019.

2018

In June 2018, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 738 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 46% of the shareholders elected for a share dividend, resulting in the issuance of 9,533,233 new common shares. The settlement of the cash dividend involved an amount of EUR 400 million (including costs).

2017

In June 2017, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 742 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 48% of the shareholders elected for a share dividend, resulting in the issuance of 11,264,163 new common shares. The settlement of the cash dividend involved an amount of EUR 384 million (including costs)

Limitations in the distribution of shareholders’ equity

As at December 31, 2019, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 1,870 million. Such limitations relate to common shares of EUR 179 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 713 million and unrealized currency translation differences of EUR 978 million. The unrealized losses related to fair value through OCI financial assets of EUR 303 million and unrealized losses related to cash flow hedges of EUR 24 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.

The legal reserve required by Dutch law of EUR 713 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.

As at December 31, 2018, these limitations in distributable amounts were EUR 1,558 million and related to common shares of EUR 185 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 634 million and unrealized currency translation differences of EUR 739 million. The unrealized losses related to fair value through OCI financial assets of EUR 181 million and unrealized losses related to cash flow hedges of EUR 10 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.

Non-controlling interests

Non-controlling interests relate to minority stakes held by third parties in consolidated group companies.

Capital management

Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt*). The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.

Net debt*) is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt*) position is managed with the intention of retaining a strong investment grade credit rating. Furthermore, Philips’ aim when managing the net debt*) position is dividend stability and a pay-out ratio of 40% to 50% of Adjusted income from continuing operations attributable to shareholders*) (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).

Philips Group

Composition of net debt and group equity1)

in millions of EUR unless otherwise stated

2017 - 2019

	2017	2018	2019
Long-term debt	4,044	3,427	4,939
Short-term debt	672	1,394	508
Total debt	4,715	4,821	5,447
Cash and cash equivalents	1,939	1,688	1,425
Net debt1)	2,776	3,132	4,022
Shareholders' equity	11,999	12,088	12,597
Non-controlling interests	24	29	28
Group equity	12,023	12,117	12,625
Net debt and group equity ratio1)	19:81	21:79	24:76
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Adjusted income from continuing operations attributable to shareholders*) is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders*) to the most directly comparable IFRS measure, Net income for 2019 is included in the table below.

Philips Group

Adjusted income from continuing operations attributable to shareholders1)

2) in millions of EUR

2018-2019

	2018	2019
Net income	1,097	1,173
Discontinued operations, net of income taxes	213	19
Income from continuing operations	1,310	1,192
Continuing operations non-controlling interests	(7)	(5)
Income from continuing operations attributable to shareholders1)2)	1,303	1,186
Adjustments for:
Amortization of acquired intangible assets	347	350
Impairment of goodwill		97
Restructuring costs and acquisition-related charges	258	318
Other items	41	153
Net finance expenses	57	14
Tax impact of adjusted items	(365)	(280)
Adjusted Income from continuing operations attributable to shareholders1)2)	1,643	1,839
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
2)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
*)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.